Consolidated Statements of Comprehensive Income/ (Loss) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	[1]	¥ 703,695	¥ 692,020	¥ 785,707
Cost of revenues	[1]	(434,989)	(464,145)	(548,505)
Gross profit	[1]	268,706	227,875	237,202
Operating expenses :
Sales and marketing expenses	[1]	(184,239)	(155,939)	(204,984)
General and administrative expenses	[1]	(78,436)	(114,974)	(91,846)
Technology and product development expenses	[1]	(70,752)	(82,659)	(131,807)
Total operating expenses	[1]	(333,427)	(353,572)	(428,637)
Loss from operations		(64,721)	(125,697)	(191,435)
Other income/(loss):
Interest income, net		32,402	34,671	31,411
Foreign currency exchange loss		(1,519)	(1,945)	(32,872)
Loss from equity method investments, including impairment		(15,964)	(11,125)	(8,195)
Fair value changes in investments, net		604	(440)	2,664
Impairment of available-for-sale debt investments				(5,980)
Others, net		897	8,397	8,294
Loss before income taxes		(48,301)	(96,139)	(196,113)
Income tax benefit/(expense)		(4,645)	(12,976)	70,394
Net loss		(52,946)	(109,115)	(125,719)
Net loss/(income) attributable to noncontrolling interests		(608)	6,619	16,067
Net loss attributable to Phoenix New Media Limited		(53,554)	(102,496)	(109,652)
Net loss		(52,946)	(109,115)	(125,719)
Other comprehensive loss, net of tax: fair value remeasurement for available-for-sale debt investments		0		(24,010)
Other comprehensive income, net of tax: foreign currency translation adjustment		3,092	5,005	17,916
Comprehensive loss		(49,854)	(104,110)	(131,813)
Comprehensive loss/(income) attributable to noncontrolling interests		(608)	6,619	16,067
Comprehensive loss attributable to Phoenix New Media Limited		¥ (50,462)	¥ (97,491)	¥ (115,746)
Ordinary Shares
Net loss per shares
Basic		¥ (0.09)	¥ (0.18)	¥ (0.19)
Diluted		¥ (0.09)	¥ (0.18)	¥ (0.19)
Weighted average number of Class A and Class B ordinary shares used in computing net loss per share:
Basic		576,786,817	582,241,827	582,324,325
Diluted		576,786,817	582,241,827	582,324,325
ADS
Net loss per shares
Basic		¥ (4.46)	¥ (8.45)	¥ (9.04)
Diluted		¥ (4.46)	¥ (8.45)	¥ (9.04)
Net advertising services
Revenues:
Total revenues	[1]	¥ 630,590	¥ 619,260	¥ 696,664
Cost of revenues		(404,061)	(423,728)	(514,725)
Gross profit		226,529	195,532	181,939
Paid services
Revenues:
Total revenues	[1]	73,105	72,760	89,043
Cost of revenues		(30,928)	(40,417)	(33,780)
Gross profit		¥ 42,177	¥ 32,343	¥ 55,263

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):